JPMorgan US Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.69%	8.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	8.84%	8.97%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.83%	8.26%	7.97%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.52%	6.89%	7.00%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.93%	9.47%	9.12%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.80%	10.29%	9.83%